Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Compensation. The Compensation Committee is responsible for granting equity-based incentive awards to our executive officers. The Compensation Committee does not grant equity awards to our executive officers on a predetermined schedule. The Compensation Committee has not established policies and practices regarding timing of equity awards in relation to the release of material nonpublic information and does not time the public release of such information based on equity award grant dates nor for the purpose of affecting the value of executive compensation. The Compensation Committee does not consider material nonpublic information in setting terms of equity awards, such as grant size or vesting conditions. Vesting of equity awards is generally tied to continuous service with us and serves as an additional retention measure. No equity-based incentive awards were granted to the executive officers in 2025, except the option grant to John Erb concurrent with his appointment as President and Chief Executive Officer of the Company.
Award Timing Method	The Compensation Committee is responsible for granting equity-based incentive awards to our executive officers.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee has not established policies and practices regarding timing of equity awards in relation to the release of material nonpublic information and does not time the public release of such information based on equity award grant dates nor for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false